J. Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll	$ 2,279	$ 1,631
Accrued employee benefits	489	429
Accrued property taxes	270	167
Accrued interest	34	74
Accrued payments	128	189
Accrued commission	148	69
Accrued professional fees	0	22
Accrued other	1,167	662
Total accrued liabilities	$ 4,515	$ 3,243